Expense Example - FidelityStrategicDividendIncomeFund-RetailPRO - FidelityStrategicDividendIncomeFund-RetailPRO - Fidelity Strategic Dividend & Income Fund - Fidelity Strategic Dividend & Income Fund	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786